Property, plant and equipment - Property, plant and equipment. Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	$ 23,165	$ 17,963
Depreciation	(5,039)	(4,358)	$ (3,046)
Property, plant and equipment at end of period	28,538	23,165	17,963
Accumulated depreciation and amortization | PP&E without materials
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(39,271)	(34,583)
Increase for Tuves Paraguay acquisition	(83)
Depreciation	(5,039)	(4,358)
Currency translation adjustments	(1,327)	(1,033)
Transfers and reclassifications		703
Decreases	545
Property, plant and equipment at end of period	(45,175)	(39,271)	(34,583)
Accumulated depreciation and amortization | Building
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,171)	(1,134)
Depreciation	(52)	(41)
Currency translation adjustments	13	4
Property, plant and equipment at end of period	(1,210)	(1,171)	(1,134)
Accumulated depreciation and amortization | Tower and pole
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(712)	(596)
Depreciation	(97)	(77)
Currency translation adjustments	(52)	(39)
Property, plant and equipment at end of period	(861)	(712)	(596)
Accumulated depreciation and amortization | Transmission equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(5,793)	(5,265)
Depreciation	(633)	(476)
Currency translation adjustments	(113)	(87)
Transfers and reclassifications		35
Decreases	(57)
Property, plant and equipment at end of period	(6,596)	(5,793)	(5,265)
Accumulated depreciation and amortization | Mobile network access
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,910)	(3,210)
Depreciation	(1,146)	(877)
Currency translation adjustments	(226)	(147)
Transfers and reclassifications		324
Decreases	257
Property, plant and equipment at end of period	(5,025)	(3,910)	(3,210)
Accumulated depreciation and amortization | External wiring
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(6,984)	(6,597)
Depreciation	(593)	(472)
Transfers and reclassifications		85
Property, plant and equipment at end of period	(7,577)	(6,984)	(6,597)
Accumulated depreciation and amortization | Switching equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(7,342)	(6,327)
Depreciation	(703)	(856)
Currency translation adjustments	(282)	(211)
Transfers and reclassifications		52
Decreases	118
Property, plant and equipment at end of period	(8,209)	(7,342)	(6,327)
Accumulated depreciation and amortization | Power equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,050)	(921)
Depreciation	(119)	(97)
Currency translation adjustments	(45)	(34)
Transfers and reclassifications		2
Decreases	2
Property, plant and equipment at end of period	(1,212)	(1,050)	(921)
Accumulated depreciation and amortization | Computer equipment and systems
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(9,136)	(7,778)
Depreciation	(1,112)	(997)
Currency translation adjustments	(450)	(363)
Transfers and reclassifications		2
Decreases	34
Property, plant and equipment at end of period	(10,664)	(9,136)	(7,778)
Accumulated depreciation and amortization | Telephony equipment and instruments
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(789)	(773)
Depreciation	(22)	(15)
Currency translation adjustments	(3)	(2)
Transfers and reclassifications		1
Property, plant and equipment at end of period	(814)	(789)	(773)
Accumulated depreciation and amortization | Handsets lent to customers at no cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(508)	(475)
Increase for Tuves Paraguay acquisition	(83)
Depreciation	(75)	(50)
Currency translation adjustments	(98)	(98)
Transfers and reclassifications		115
Decreases	50
Property, plant and equipment at end of period	(714)	(508)	(475)
Accumulated depreciation and amortization | Equipment lent to customers at no cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(141)	(101)
Depreciation	(155)	(116)
Transfers and reclassifications		76
Decreases	124
Property, plant and equipment at end of period	(172)	(141)	(101)
Accumulated depreciation and amortization | Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(223)	(183)
Depreciation	(57)	(47)
Currency translation adjustments	(4)	(4)
Transfers and reclassifications		11
Decreases	17
Property, plant and equipment at end of period	(267)	(223)	(183)
Accumulated depreciation and amortization | Furniture
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(146)	(128)
Depreciation	(15)	(11)
Currency translation adjustments	(9)	(7)
Property, plant and equipment at end of period	(170)	(146)	(128)
Accumulated depreciation and amortization | Installations
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(719)	(603)
Depreciation	(137)	(102)
Currency translation adjustments	(16)	(14)
Property, plant and equipment at end of period	(872)	(719)	(603)
Accumulated depreciation and amortization | Improvements in third parties buildings
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(529)	(403)
Depreciation	(89)	(98)
Currency translation adjustments	(42)	(28)
Property, plant and equipment at end of period	(660)	(529)	(403)
Accumulated depreciation and amortization | Special projects
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(47)	(34)
Depreciation	(17)	(13)
Property, plant and equipment at end of period	(64)	(47)	(34)
Accumulated depreciation and amortization | Asset retirement obligations
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(71)	(55)
Depreciation	(17)	(13)
Currency translation adjustments		(3)
Property, plant and equipment at end of period	(88)	(71)	$ (55)
Gross Carrying Amount, Net of Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	23,165
Property, plant and equipment at end of period	28,538	23,165
Gross Carrying Amount, Net of Accumulated Depreciation | PP&E without materials
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	21,886
Property, plant and equipment at end of period	26,963	21,886
Gross Carrying Amount, Net of Accumulated Depreciation | Land
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	151
Property, plant and equipment at end of period	153	151
Gross Carrying Amount, Net of Accumulated Depreciation | Building
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	706
Property, plant and equipment at end of period	782	706
Gross Carrying Amount, Net of Accumulated Depreciation | Tower and pole
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	985
Property, plant and equipment at end of period	1,127	985
Gross Carrying Amount, Net of Accumulated Depreciation | Transmission equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,217
Property, plant and equipment at end of period	2,912	2,217
Gross Carrying Amount, Net of Accumulated Depreciation | Mobile network access
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,533
Property, plant and equipment at end of period	5,378	4,533
Gross Carrying Amount, Net of Accumulated Depreciation | External wiring
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,545
Property, plant and equipment at end of period	5,878	4,545
Gross Carrying Amount, Net of Accumulated Depreciation | Switching equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,574
Property, plant and equipment at end of period	1,357	1,574
Gross Carrying Amount, Net of Accumulated Depreciation | Power equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	677
Property, plant and equipment at end of period	874	677
Gross Carrying Amount, Net of Accumulated Depreciation | Computer equipment and systems
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,265
Property, plant and equipment at end of period	2,586	2,265
Gross Carrying Amount, Net of Accumulated Depreciation | Telephony equipment and instruments
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	56
Property, plant and equipment at end of period	89	56
Gross Carrying Amount, Net of Accumulated Depreciation | Handsets lent to customers at no cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	35
Property, plant and equipment at end of period	103	35
Gross Carrying Amount, Net of Accumulated Depreciation | Equipment lent to customers at no cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	126
Property, plant and equipment at end of period	203	126
Gross Carrying Amount, Net of Accumulated Depreciation | Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	206
Property, plant and equipment at end of period	278	206
Gross Carrying Amount, Net of Accumulated Depreciation | Furniture
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	56
Property, plant and equipment at end of period	64	56
Gross Carrying Amount, Net of Accumulated Depreciation | Installations
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	453
Property, plant and equipment at end of period	641	453
Gross Carrying Amount, Net of Accumulated Depreciation | Improvements in third parties buildings
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	226
Property, plant and equipment at end of period	207	226
Gross Carrying Amount, Net of Accumulated Depreciation | Special projects
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	42
Property, plant and equipment at end of period	57	42
Gross Carrying Amount, Net of Accumulated Depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,915
Property, plant and equipment at end of period	4,138	2,915
Gross Carrying Amount, Net of Accumulated Depreciation | Asset retirement obligations
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	118
Property, plant and equipment at end of period	$ 136	$ 118